UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06044

Morgan Stanley European Equity Fund Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8802

Date of fiscal year end:	October 31, 2012

Date of reporting period:	April 30, 2012

Item 1 - Report to Shareholders

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219886
Kansas City, Missouri 64121

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Adviser

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square Canary Wharf
London, E14 4QA, England

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2012 Morgan Stanley

EUGSAN
IU12-01249P-Y04/12

INVESTMENT MANAGEMENT

Morgan Stanley
European Equity
Fund Inc.

Semiannual Report

April 30, 2012

Morgan Stanley European Equity Fund Inc.

Table of Contents

Welcome Shareholder	3

Fund Report	4

Performance Summary	8

Expense Example	9

Portfolio of Investments	11

Statement of Assets and Liabilities	15

Statement of Operations	16

Statements of Changes in Net Assets	17

Notes to Financial Statements	18

Financial Highlights	33

U.S. Privacy Policy	39

Welcome Shareholder,

We are pleased to provide this semiannual report, in which you will learn how your investment in Morgan Stanley European Equity Fund Inc. performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended April 30, 2012

Total Return for the 6 Months Ended April 30, 2012
Class A	Class B	Class C	Class I	Class R	Class W	Morgan Stanley Capital Inter- national (MSCI) Europe Index[1]	Lipper Euro- pean Region Funds Index[2]
4.37%	4.35%	3.88%	4.45%	4.18%	4.26%	1.65%	7.02%

The performance of the Fund's six share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

The Fund's Distributor has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for one year or until such time that the Fund's Board of Directors acts to discontinue all or a portion of such waiver when it deems that such action is appropriate.

Market Conditions

In the six-month period ended April 30, 2012, European equity markets were volatile in reaction to the sovereign debt crisis and concerns about economic slowdowns across the region. In January, credit rating agency Standard & Poor's downgraded the debt of France and eight other countries due to concerns about the eurozone debt crisis. Investors feared that Spain could seek support from the European Central Bank (ECB) and International Monetary Fund (IMF), and the possibility that Greece could leave the eurozone seemed more real than ever. The upcoming elections in Greece fueled further uncertainties about the prospects for a resolution to the crisis.

Although the issues Europe faces are still very serious, we believe the overall conditions in the region have continued to improve. Central banks both in Europe and globally have been more committed to responding with needed liquidity. The bailouts provided by the IMF and European Financial Stability Facility, together with the increase in banks' capital ratios, have created a "firewall" that was not in place a year ago. Equity valuations remained inexpensive by historical standards and earnings growth expectations have been adjusted to reflect a slower expected economic growth environment going forward.

Finally, the global economy has strengthened over the past year, with improvements in global purchasing managers indexes (a gauge of manufacturing activity) and retreating commodity prices.

Performance Analysis

All share classes of Morgan Stanley European Equity Fund Inc. outperformed the Morgan Stanley Capital International (MSCI) Europe Index (the "Index") and underperformed the Lipper European Region Funds Index for the six months ended April 30, 2012, assuming no deduction of applicable sales charges.

On a country level, key contributors to performance included both stock selection and overweight allocations to the U.K. and Spain, stock selection in

Switzerland, Finland and Belgium, and an underweight allocation to Italy. On the contrary, key detractors on a country level were both stock selection and overweight allocation to Portugal and underweight allocations to Denmark and Sweden.

In terms of industries, stock selection in capital goods and insurance along with underweight allocations in utilities, diversified financials and materials aided performance. In addition, both stock selection and underweight allocation in telecommunications and both stock selection and overweight allocation to commercial services positively impacted the overall performance. Detractors from performance, however, included stock selection in both retailing and media.

For the six month period ended April 30, 2012, defensive sectors (i.e., household and personal products, commercial services, and food, beverage and tobacco) outperformed cyclical sectors. However, cyclical sectors staged a brief rally following the ECB's long-term refinancing operations (which provided low interest loans to European banks) in December 2011 and in February 2012. In particular, the automobile, materials and bank sectors rallied significantly following ECB's interventions. Nevertheless, concerns about the macroeconomic scenario prevailed and the more defensive sectors outperformed for the six-month period overall.

Industrial companies continued to benefit from a global economic recovery, especially from demand coming from emerging markets. In fact, European industrials are well exposed to international demand, and a weak currency increased the relative market share of European industrials in some emerging markets countries. The portfolio held several industrial stocks that had high exposure to emerging markets and pricing power, which performed well in the reporting period.

Financials remain in the middle of the storm, and it will likely take a while before the sovereign debt crisis and deleveraging can be considered behind us. Due to attractive long-term valuations, we selectively continued to add to the portfolio's position in financials, where it is still underweight — although the portfolio is now overweights retail banks.

The European economy has been stable for the past few months, and global economic data, including in Europe, rebounded from its lows and remains supportive, in our view. Concerns remain on sovereign debt for some peripheral countries, but we believe that the current scenario provides opportunities in the market. In Europe, we still see large economic imbalances (between north and south, core and periphery) and a lack of fiscal integration. While it is possible to overcome these deficiencies, it will take a number of years. Depending on whether the eurozone makes progress in overcoming the two above-mentioned deficiencies, we see several possible scenarios in front of us. The first and very positive one involves significant progress on both economic rebalancing and fiscal integration. This is possible, but unlikely to happen in the short-term. Likewise, we also believe that a more negative scenario, a euro break-up, seems at this stage very unlikely and we do not believe it will occur. The third scenario is that European economies could be pushed toward more fiscal integration by a major crisis, despite unresolved economic divergences. Finally, a more likely scenario is that European governments fail to move rapidly towards fiscal integration but the austerity and fiscal belt-tightening measures put in place finally pay off and the eurozone rebalances itself.

Over the long-term, we expect that the European economy should be a major beneficiary of a global recovery, with its high exposure to emerging markets. We see recent weakness in the market as an opportunity to selectively add quality stocks to the portfolio, as European valuations are inexpensive compared to historical levels. Current equity valuations are now pricing a low growth scenario for Europe, which we believe seems to be the most likely scenario for the next few years. Economic growth in core European countries versus poor results from peripheral Europe, emerging markets exposure, an asset allocation shift out of fixed income into developed equities and cheap valuations we believe provide strong back-up to our favorable thesis on the asset class. Our investment approach remains the same. We continue to seek high quality companies with high earnings visibility and predictability, stable and strong cash flow, and low levels of debt trading at attractive valuations.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS+ as of 04/30/12
Nestle SA (Registered)	5.1%
HSBC Holdings PLC	4.2
Royal Dutch Shell PLC, Class A	4.1
Vodafone Group PLC	3.9
Roche Holding AG (Genusschein)	3.6
BP PLC	3.6
British American Tobacco PLC	3.5
BG Group PLC	3.5
GlaxoSmithKline PLC	3.3
Novartis AG (Registered)	3.3
TOP FIVE COUNTRIES as of 04/30/12
United Kingdom	49.6%
Switzerland	14.2
Germany	13.0
France	8.9
Spain	3.4

+  Does not include an open foreign currency exchange contract with unrealized depreciation of $214,069.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five countries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in equity securities issued by issuers located in European countries. European countries are defined as countries included in the Morgan Stanley Capital International (MSCI) Europe Index (the "MSCI Europe Index"). A company is considered to be located in Europe if (i) it is organized under the laws of a European country and has a principal office in a European country; (ii) it derives at least 50 percent of its total revenues from businesses in Europe; or (iii) its equity securities are traded principally on a stock exchange in Europe. The Fund may also invest in emerging market or developing countries.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies related to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended April 30, 2012
Symbol	Class A Shares* (since 07/28/97) EUGAX		Class B Shares** (since 06/01/90) EUGBX		Class C Shares† (since 07/28/97) EUGCX		Class I Shares†† (since 07/28/97) EUGDX	Class R Shares# (since 03/31/08) EUGRX	Class W Shares## (since 03/31/08) EUGWX
1 Year	–13.09 –17.65 [4]	%[3]	–13.07 –17.32 [4]	%[3]	–13.78 –14.64 [4]	%[3]	–12.89 —%[3]	–13.35 —%[3]	–13.21 —%[3]
5 Years	–4.16 [3] –5.19 [4]		–4.15 [3] –4.44 [4]		–4.89 [3] –4.89 [4]		–3.93 [3] —	— —	— —
10 Years	3.94 [3] 3.38 [4]		3.90 [3] 3.90 [4]		3.15 [3] 3.15 [4]		4.19 [3] —	— —	— —
Since Inception	4.27 [3] 3.89 [4]		7.10 [3] 7.10 [4]		3.48 [3] 3.48 [4]		4.59 [3] —	–4.03 [3] —	–3.89 [3] —
Gross Expense Ratio	1.49		1.48		2.24		1.24	1.74	1.59

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund's fiscal year end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. For periods greater than eight years, returns do not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Share Class Arrangements" of the Prospectus for more information.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

#  Class R has no sales charge.

##  Class W has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) Europe Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper European Region Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper European Region Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund was in the Lipper European Region Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/11 – 04/30/12.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	11/01/11	04/30/12	11/01/11 – 04/30/12
Class A
Actual (4.37% return)	$1,000.00	$1,043.70	$7.93
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.11	$7.82
Class B
Actual (4.35% return)	$1,000.00	$1,043.50	$7.82
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.21	$7.72
Class C
Actual (3.88% return)	$1,000.00	$1,038.80	$11.71
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.38	$11.56
Class I
Actual (4.45% return)	$1,000.00	$1,044.50	$6.66
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.35	$6.57

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	11/01/11	04/30/12	11/01/11 – 04/30/12
Class R
Actual (4.18% return)	$1,000.00	$1,041.80	$9.19
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.86	$9.07
Class W
Actual (4.26% return)	$1,000.00	$1,042.60	$8.43
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.61	$8.32

  @  Expenses are equal to the Fund's annualized expense ratios of 1.56%, 1.54%, 2.31%, 1.31%, 1.81%, and 1.66% for Class A, Class B, Class C, Class I, Class R, and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

    The Fund's Distributor has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for one year or until such time that the Fund's Board of Directors acts to discontinue all or a portion of such waiver when it deems that such action is appropriate.

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments  ■  April 30, 2012 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.8%)
	Belgium (1.9%)
	Chemicals
61,933	Umicore SA	$3,360,800
	Finland (1.7%)
	Machinery
48,423	Kone Oyj, Class B	2,996,560
	France (8.9%)
	Commercial Banks
79,454	BNP Paribas SA	3,192,009
88,779	Societe Generale SA	2,098,850
		5,290,859
	Electrical Equipment
55,340	Schneider Electric SA (a)	3,399,699
	Hotels, Restaurants & Leisure
72,847	Accor SA	2,516,278
	Media
107,438	SES SA	2,572,682
	Multi-Utilities
87,480	GDF Suez	2,013,715
	Total France	15,793,233
	Germany (13.0%)
	Automobiles
78,865	Daimler AG (Registered)	4,360,000
	Health Care Providers & Services
36,630	Fresenius SE & Co. KGaA	3,655,931
	Industrial Conglomerates
53,281	Siemens AG (Registered)	4,934,849
	Insurance
21,973	Muenchener Rueckversicherungs AG (Registered) (b)	3,189,243
	Machinery
22,119	MAN SE	2,794,381

NUMBER OF SHARES		VALUE
	Pharmaceuticals
57,025	Bayer AG (Registered) (b)	$4,016,504
	Total Germany	22,950,908
	Netherlands (3.1%)
	Media
270,705	Reed Elsevier N.V. (b)	3,192,383
	Metals & Mining
132,884	ArcelorMittal	2,298,115
	Total Netherlands	5,490,498
	Portugal (1.2%)
	Oil, Gas & Consumable Fuels
131,856	Galp Energia SGPS SA, Class B	2,075,255
	Spain (3.4%)
	Commercial Banks
415,797	Banco Bilbao Vizcaya Argentaria SA	2,810,294
	Information Technology Services
160,508	Amadeus IT Holding SA, Class A	3,280,452
	Total Spain	6,090,746
	Sweden (0.8%)
	Wireless Telecommunication Services
13,549	Millicom International Cellular SA SDR	1,439,303
	Switzerland (14.2%)
	Food Products
147,228	Nestle SA (Registered)	9,018,759
	Insurance
16,020	Zurich Insurance Group AG (a)	3,918,295
	Pharmaceuticals
106,336	Novartis AG (Registered)	5,863,622

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
34,856	Roche Holding AG (Genusschein)	$6,367,129
		12,230,751
	Total Switzerland	25,167,805
	United Kingdom (49.6%)
	Aerospace & Defense
352,236	Rolls-Royce Holdings PLC (a)	4,707,486
	Commercial Banks
1,028,744	Barclays PLC	3,643,790
824,445	HSBC Holdings PLC	7,427,191
		11,070,981
	Food & Staples Retailing
614,953	WM Morrison Supermarkets PLC	2,800,408
	Household Products
74,886	Reckitt Benckiser Group PLC	4,359,370
	Insurance
334,833	Prudential PLC	4,099,956
	Metals & Mining
108,399	Anglo American PLC	4,165,802
221,886	Xstrata PLC	4,240,163
		8,405,965
	Oil, Gas & Consumable Fuels
264,472	BG Group PLC	6,225,713
875,995	BP PLC	6,326,352
204,355	Royal Dutch Shell PLC, Class A	7,273,034
135,052	Tullow Oil PLC	3,362,158
		23,187,257
	Pharmaceuticals
256,278	GlaxoSmithKline PLC	5,926,767
	Professional Services
228,425	Experian PLC	3,605,163

NUMBER OF SHARES		VALUE
	Specialty Retail
829,981	Carphone Warehouse Group PLC (b)	$1,764,538
	Tobacco
122,580	British American Tobacco PLC	6,284,359
121,430	Imperial Tobacco Group PLC	4,855,773
		11,140,132
	Wireless Telecommunication Services
2,468,679	Vodafone Group PLC	6,830,944
	Total United Kingdom	87,898,967
	Total Common Stocks (Cost $158,453,319)	173,264,075
	Preferred Stock (0.0%)
	United Kingdom
	Aerospace & Defense
37,337,016	Rolls-Royce Holdings PLC, Class C (Cost $60,255) (a)	60,594
PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (8.5%)
	Securities held as Collateral on Loaned Securities (7.0%)
	Repurchase Agreements (1.9%)
$1,301	Barclays Capital, Inc. (0.20%, dated 04/30/12, due 05/01/12; proceeds $1,300,960; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 4.00% due 08/01/41; valued at $1,326,972)	1,300,953

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$2,026	Merrill Lynch & Co., Inc. (0.21%, dated 04/30/12, due 05/01/12; proceeds $2,025,781; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 4.50% due 07/01/41; valued at $2,066,285)	$2,025,769
	Total Repurchase Agreements (Cost $3,326,722)	3,326,722
NUMBER OF SHARES (000)
	Investment Company (5.1%)
8,958	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $8,958,286)	8,958,286
	Total Securities held as Collateral on Loaned Securities (Cost $12,285,008)	12,285,008

NUMBER OF SHARES (000)		VALUE
	Investment Company (1.5%)
2,744	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $2,744,199)	$2,744,199
	Total Short-Term Investments (Cost $15,029,207)	15,029,207
Total Investments (Cost $173,542,781) (c)	106.3%	188,353,876
Liabilities in Excess of Other Assets	(6.3)	(11,228,889)
Net Assets	100.0%	$177,124,987

  SDR  Swedish Depositary Receipt.

  (a)  Non-income producing security.

  (b)  All or a portion of this security was on loan at April 30, 2012.

  (c)  Securities are available for collateral in connection with open foreign currency exchange contracts.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

Foreign Currency Exchange Contract Open at April 30, 2012:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED DEPRECIATION
State Street Bank London	GBP	11,025,000	EUR	13,353,601	05/15/12	$(214,069)

Currency Abbreviations:

EUR  Euro.

GBP  British Pound.

Summary of Investments

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Oil, Gas & Consumable Fuels	$25,262,511		14.3%
Pharmaceuticals	22,174,023		12.6
Commercial Banks	19,172,134		10.9
Insurance	11,207,494		6.4
Tobacco	11,140,132		6.3
Metals & Mining	10,704,080		6.1
Food Products	9,018,759		5.1
Wireless Telecommunication Services	8,270,246		4.7
Machinery	5,790,941		3.3
Media	5,765,065		3.3
Industrial Conglomerates	4,934,850		2.8
Aerospace & Defense	4,768,080		2.7
Automobiles	4,360,000		2.5
Household Products	4,359,370		2.5
Health Care Providers & Services	3,655,931		2.1
Professional Services	3,605,163		2.0
Electrical Equipment	3,399,698		1.9
Chemicals	3,360,800		1.9
Information Technology Services	3,280,452		1.9
Food & Staples Retailing	2,800,408		1.6
Investment Company	2,744,199		1.6
Hotels, Restaurants & Leisure	2,516,278		1.4
Multi-Utilities	2,013,715		1.1
Specialty Retail	1,764,539		1.0
	$176,068,868	+	100.0%

  +  Does not reflect the value of securities held as collateral on loaned securities. Also does not include an open foreign currency exchange contract with unrealized depreciation of $214,069.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Statements

Statement of Assets and Liabilities

April 30, 2012 (unaudited)

Assets:
Investments in securities, at value (cost $161,840,296) (including $11,478,407 for securities loaned)	$176,651,391
Investment in affiliate, at value (cost $11,702,485)	11,702,485
Total investments in securities, at value (cost $173,542,781)	188,353,876
Foreign currency (cost of $738,840)	741,435
Receivable from Distributor	326,699
Receivable for:
Dividends	915,897
Foreign withholding taxes reclaimed	423,976
Investments sold	382,063
Capital stock	5,252
Dividends from affiliate	251
Prepaid expenses and other assets	28,021
Total Assets	191,177,470
Liabilities:
Collateral on securities loaned, at value	12,285,008
Unrealized depreciation on open foreign currency exchange contracts	214,069
Payable for:
Investments purchased	607,816
Capital stock	435,123
Distribution fee	144,571
Advisory fee	129,758
Transfer agent fee	82,197
Administration fee	11,948
Accrued expenses and other payables	141,993
Total Liabilities	14,052,483
Net Assets	$177,124,987
Composition of Net Assets:
Paid-in-capital	$204,361,966
Net unrealized appreciation	14,611,998
Accumulated undistributed net investment income	4,324,546
Accumulated net realized loss	(46,173,523)
Net Assets	$177,124,987
Class A Shares:
Net Assets	$6,100,711
Shares Outstanding (500,000,000 shares authorized, $.01 par value)	397,559
Net Asset Value Per Share	$15.35
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$16.20
Class B Shares:
Net Assets	$166,545,322
Shares Outstanding (500,000,000 shares authorized, $.01 par value)	11,370,245
Net Asset Value Per Share	$14.65
Class C Shares:
Net Assets	$3,327,132
Shares Outstanding (500,000,000 shares authorized, $.01 par value)	226,128
Net Asset Value Per Share	$14.71
Class I Shares:
Net Assets	$982,042
Shares Outstanding (500,000,000 shares authorized, $.01 par value)	61,825
Net Asset Value Per Share	$15.88
Class R Shares:
Net Assets	$83,633
Shares Outstanding (500,000,000 shares authorized, $.01 par value)	5,483
Net Asset Value Per Share	$15.25
Class W Shares:
Net Assets	$86,147
Shares Outstanding (500,000,000 shares authorized, $.01 par value)	5,644
Net Asset Value Per Share	$15.26

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Statements continued

Statement of Operations

For the six months ended April 30, 2012 (unaudited)

Net Investment Income: Income
Dividends (net of $390,585 foreign withholding tax)	$5,633,175
Income from securities loaned - net	66,528
Dividends from affiliate (Note 6)	1,420
Interest	71
Total Income	5,701,194
Expenses
Advisory fee (Note 4)	783,104
Distribution fee (Class A shares) (Note 5)	7,859
Distribution fee (Class B shares) (Note 5)	199,499
Distribution fee (Class C shares) (Note 5)	16,622
Distribution fee (Class R shares) (Note 5)	201
Distribution fee (Class W shares) (Note 5)	145
Transfer agent fees and expenses	160,686
Administration fee (Note 4)	72,010
Shareholder reports and notices	45,528
Professional fees	38,538
Registration fees	37,921
Custodian fees	19,148
Directors' fees and expenses	4,756
Other	15,553
Total Expenses	1,401,570
Less: plan of distribution fee rebate (Class B shares) (Note 5)	(4,680)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(1,988)
Net Expenses	1,394,902
Net Investment Income	4,306,292
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	787,049
Foreign currency exchange contracts	(104,994)
Foreign currency translation	(796,068)
Net Realized Loss	(114,013)
Change in Unrealized Appreciation/Depreciation on:
Investments	3,176,496
Foreign currency exchange contracts	(132,284)
Foreign currency translation	9,740
Net Change in Unrealized Appreciation/Depreciation	3,053,952
Net Gain	2,939,939
Net Increase	$7,246,231

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2012	FOR THE YEAR ENDED OCTOBER 31, 2011
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$4,306,292	$4,181,889
Net realized gain (loss)	(114,013)	16,308,015
Net change in unrealized appreciation/depreciation	3,053,952	(30,727,297)
Net Increase (Decrease)	7,246,231	(10,237,393)
Dividends to Shareholders from Net Investment Income:
Class A shares	(133,638)	(166,434)
Class B shares	(3,813,224)	(4,282,212)
Class C shares	(43,221)	(46,194)
Class I shares	(18,653)	(16,979)
Class R shares	(1,509)	(1,385)
Class W shares	(1,675)	(1,453)
Total Dividends	(4,011,920)	(4,514,657)
Net decrease from capital stock transactions	(21,070,147)	(41,010,945)
Net Decrease	(17,835,836)	(55,762,995)
Net Assets:
Beginning of period	194,960,823	250,723,818
End of Period (Including accumulated undistributed net investment income of $4,324,546 and $4,030,174, respectively)	$177,124,987	$194,960,823

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2012 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley European Equity Fund Inc. (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize the capital appreciation of its investments. The Fund was incorporated in Maryland on February 13, 1990 and commenced operations on June 1, 1990. On July 28, 1997, the Fund converted to a multiple class share structure and on March 31, 2008, commenced offering of Class R and Class W shares.

The Fund offers Class A shares, Class B shares, Class C shares, Class I shares, Class R shares and Class W shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares, Class R shares, and Class W shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class C shares, Class R shares and Class W shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, Class I shares, Class R shares and Class W shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) For equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other domestic exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security's fair value, portfolio securities are valued at their

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency exchange contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on foreign currency exchange contracts and foreign currency translations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held.

E. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at April 30, 2012 were $11,478,407 and $12,285,008, respectively. The Fund received cash collateral of which $12,285,008 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2012.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Common Stocks
Aerospace & Defense	$4,707,486	$—	$—	$4,707,486
Automobiles	4,360,000	—	—	4,360,000
Chemicals	3,360,800	—	—	3,360,800
Commercial Banks	19,172,134	—	—	19,172,134
Electrical Equipment	3,399,699	—	—	3,399,699
Food & Staples Retailing	2,800,408	—	—	2,800,408
Food Products	9,018,759	—	—	9,018,759
Health Care Providers & Services	3,655,931	—	—	3,655,931
Hotels, Restaurants & Leisure	2,516,278	—	—	2,516,278
Household Products	4,359,370	—	—	4,359,370
Industrial Conglomerates	4,934,849	—	—	4,934,849
Information Technology Services	3,280,452	—	—	3,280,452
Insurance	11,207,494	—	—	11,207,494
Machinery	5,790,941	—	—	5,790,941
Media	5,765,065	—	—	5,765,065
Metals & Mining	10,704,080	—	—	10,704,080
Multi-Utilities	2,013,715	—	—	2,013,715
Oil, Gas & Consumable Fuels	25,262,512	—	—	25,262,512
Pharmaceuticals	22,174,022	—	—	22,174,022
Professional Services	3,605,163	—	—	3,605,163
Specialty Retail	1,764,538	—	—	1,764,538
Tobacco	11,140,132	—	—	11,140,132
Wireless Telecommunication Services	8,270,247	—	—	8,270,247
Total Common Stocks	173,264,075	—	—	173,264,075
Preferred Stock	—	60,594	—	60,594
Short-Term Investments
Repurchase Agreements	—	3,326,722	—	3,326,722
Investment Company	11,702,485	—	—	11,702,485
Total Short-Term Investments	11,702,485	3,326,722	—	15,029,207
Total Assets	184,966,560	3,387,316	—	188,353,876
Liabilities:
Foreign Currency Exchange Contract	—	(214,069)	—	(214,069)
Total	$184,966,560	$3,173,247	$—	$188,139,807

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of April 30, 2012, securities with a total value of $168,632,389 transferred from Level 2 to Level 1. At October 31, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3. Derivatives

The Fund may, but is not required to use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Exchange Contracts In connection with its investments in foreign securities, the Fund entered into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date. A foreign currency exchange contract ("currency contracts") is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

time at a specified rate. The rate specified by the currency contract can be higher or lower than the spot rate between the currencies that are the subject of the currency contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging the Fund's currency risks involves the risk of mismatching the Fund's objectives under a currency contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or (loss). The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, Derivatives and Hedging: Overall ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of April 30, 2012.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Foreign Currency Risk	Unrealized appreciation on open foreign currency exchange contracts	—	Unrealized depreciation on open foreign currency exchange contracts	$(214,069)

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended April 30, 2012 in accordance with ASC 815.

AMOUNT OF REALIZED LOSS ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FOREIGN CURRENCY EXCHANGE
Foreign Currency Risk	$(104,994)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FOREIGN CURRENCY EXCHANGE
Foreign Currency Risk	$(132,284)

For the six months ended April 30, 2012, the average monthly principal amount of foreign currency exchange contracts was $18,846,924.

4. Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.87% to the portion of the daily net assets not exceeding $500 million; 0.82% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.77% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.745% to the portion of the daily net assets exceeding $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Under the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser provides the Fund with advisory services, subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.00% of the average daily net assets of Class B shares; (iii) Class C — up to 1.00% of the average daily net assets of Class C shares; (iv) Class R — up to 0.50% of the average daily net assets of Class R shares; and (v) Class W — up to 0.35% of the average daily net assets of Class W shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses at April 30, 2012.

The Fund's Distributor has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for one year or until such time that the Fund's Board of Directors acts to discontinue all or a portion of such waiver when it deems that such action is appropriate. For the six months ended April 30, 2012, the distribution fee was accrued for Class B at an annual rate of 0.23%.

At April 30, 2012, included in the Statement of Assets and Liabilities, is a receivable from the Fund's Distributor which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a "reimbursement plan", the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of April 30, 2012.

In the case of Class A, Class C, Class R and Class W shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 1.00%, 0.50% or 0.35% of the average daily net assets of Class A, Class C, Class R or Class W shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Smith Barney Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2012, the distribution fee was accrued for Class A, Class C, Class R and Class W shares at the annual rate of 0.25%, 1.00%, 0.50% and 0.35%, respectively.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

The Distributor has informed the Fund that for the six months ended April 30, 2012, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $7,585 and received $263 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2012 aggregated $6,706,856 and $28,284,966, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended April 30, 2012, advisory fees paid were reduced by $1,988 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended April 30, 2012 is as follows:

VALUE OCTOBER 31, 2011	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE APRIL 30, 2012
$4,366,016	$31,670,473	$24,334,004	$1,420	$11,702,485

For the six months ended April 30, 2012, the Fund incurred brokerage commissions of $493 with Morgan Stanley & Co., LLC, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Sub-Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

For the six months ended April 30, 2012, the Fund incurred brokerage commissions of $1,441 with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Sub-Adviser, Administrator and Distributor under Section 17 of the Act, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Services Company Inc., an affiliate of the Adviser, Sub-Adviser and Distributor, is the Fund's transfer agent.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2012, included in "directors' fees and expenses" in the Statement of Operations amounted to $2,068. At April 30, 2012, the Fund had an accrued pension liability of $59,577, which is included in "accrued expenses and other payables" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

7. Expense Offset

The Fund has entered into an arrangement with State Street (the "Custodian"), whereby credits realized on uninvested cash balances were used to offset a portion of the Fund's expenses. If applicable, these custodian credits are shown as "expense offset" in the Statement of Operations.

8. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At April 30, 2012, investments in securities of issuers in the United Kingdom and Switzerland represented 49.6% and 14.2%, respectively, of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these countries.

At April 30, 2012, the Fund's cash balance consisted of interest bearing deposits with State Street, the Fund's Custodian.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

9. Capital Stock

Transactions in capital stock were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2012		FOR THE YEAR ENDED OCTOBER 31, 2011
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	5,085	$73,947	20,019	$341,168
Reinvestment of dividends	9,137	127,272	9,841	158,444
Redeemed	(104,426)	(1,519,423)	(173,678)	(2,816,483)
Net decrease — Class A	(90,204)	(1,318,204)	(143,818)	(2,316,871)
CLASS B SHARES
Sold	21,008	289,655	23,302	469,916
Reinvestment of dividends	273,493	3,637,461	265,691	4,088,988
Redeemed	(1,665,700)	(23,512,840)	(2,752,804)	(42,380,362)
Net decrease — Class B	(1,371,199)	(19,585,724)	(2,463,811)	(37,821,458)
CLASS C SHARES
Sold	339	4,881	2,472	41,364
Reinvestment of dividends	3,102	41,561	2,899	44,819
Redeemed	(25,590)	(361,046)	(62,404)	(966,166)
Net decrease — Class C	(22,149)	(314,604)	(57,033)	(879,983)
CLASS I SHARES
Sold	12,596	189,722	7,550	122,689
Reinvestment of dividends	1,294	18,653	1,020	16,979
Redeemed	(3,931)	(60,657)	(8,871)	(141,260)
Net increase (decrease) — Class I	9,959	147,718	(301)	(1,592)
CLASS R SHARES
Sold	33	500	70	1,143
Reinvestment of dividends	4	55	2	34
Net increase — Class R	37	555	72	1,177
CLASS W SHARES
Sold	—	—	1,078	18,122
Reinvestment of dividends and distributions	8	112	1	11
Redeemed	—	—	(720)	(10,351)
Net increase — Class W	8	112	359	7,782
Net decrease in Fund	(1,473,548)	$(21,070,147)	(2,664,532)	$(41,010,945)

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in ''Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

2011 DISTRIBUTIONS PAID FROM: ORDINARY INCOME	2010 DISTRIBUTIONS PAID FROM: ORDINARY INCOME
$4,514,657	$5,854,334

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

Permanent differences, primarily due to foreign currency gains, resulted in the following reclassifications among the Fund's components of net assets at October 31, 2011:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$424,178	$(424,178)	—

At October 31, 2011, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS
$4,011,912	—

At April 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $31,568,230 and the aggregate gross unrealized depreciation is $16,757,135 resulting in net unrealized appreciation of $14,811,095.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At October 31, 2011, the Fund had available for Federal income tax purposes capital loss carryforwards, which will expire on the indicated dates:

AMOUNT	EXPIRATION
$33,459,856	October 31, 2017
11,041,771	October 31, 2018

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended October 31, 2011, the Fund utilized capital loss carryforwards for U.S. Federal income tax purposes of $12,710,072.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

11. Accounting Pronouncement

In May 2011, FASB issued Accounting Standards Update ("ASU") 2011-04. The amendments in this update are the results of the work of FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Consequently, these amendments improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with GAAP and International Financial Reporting Standards. At this time, the Fund's management is evaluating the implications of ASU 2011-04.

Morgan Stanley European Equity Fund Inc.

Financial Highlights

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2012		2011		2010^		2009^		2008^		2007^
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$15.03		$16.14		$14.85		$13.40		$26.77		$21.60
Income (loss) from investment operations:
Net investment income(1)	0.35		0.29		0.46		0.28		0.44		0.25
Net realized and unrealized gain (loss)	0.28		(1.12)		1.13		2.27		(11.17)		5.17
Total income (loss) from investment operations	0.63		(0.83)		1.59		2.55		(10.73)		5.42
Less dividends and distributions from:
Net investment income	(0.31)		(0.28)		(0.30)		(0.37)		(0.31)		(0.25)
Net realized gain	—		—		—		(0.73)		(2.33)		—
Total dividends and distributions	(0.31)		(0.28)		(0.30)		(1.10)		(2.64)		(0.25)
Net asset value, end of period	$15.35		$15.03		$16.14		$14.85		$13.40		$26.77
Total Return(2)	4.37	%(6)	(5.24)%		10.84%		21.25%		(44.22)%		25.29%
Ratios to Average Net Assets(3):
Total expenses	1.56	%(4)(7)	1.49	%(4)	1.51	%(4)	1.53	%(4)	1.42	%(4)	1.40	%(4)
Net investment income	4.77	%(4)(7)	1.80	%(4)	1.46	%(4)	2.25	%(4)	2.13	%(4)	1.30	%(4)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$6,101		$7,332		$10,191		$12,400		$13,392		$33,170
Portfolio turnover rate	4	%(6)	11%		21%		27%		18%		39%

^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2012		2011		2010^		2009^		2008^		2007^
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.37		$15.44		$14.22		$12.89		$25.89		$20.91
Income (loss) from investment operations:
Net investment income(1)	0.34		0.28		0.19		0.27		0.43		0.35
Net realized and unrealized gain (loss)	0.25		(1.06)		1.34		2.17		(10.76)		4.89
Total income (loss) from investment operations	0.59		(0.78)		1.53		2.44		(10.33)		5.24
Less dividends and distributions from:
Net investment income	(0.31)		(0.29)		(0.31)		(0.38)		(0.34)		(0.26)
Net realized gain	—		—		—		(0.73)		(2.33)		—
Total dividends and distributions	(0.31)		(0.29)		(0.31)		(1.11)		(2.67)		(0.26)
Net asset value, end of period	$14.65		$14.37		$15.44		$14.22		$12.89		$25.89
Total Return(2)	4.35	%(6)	(5.17)%		10.86%		21.22%		(44.22)%		25.31%
Ratios to Average Net Assets(3):
Total expenses	1.54	%(4)(7)	1.48	%(4)	1.50	%(4)	1.52	%(4)	1.42	%(4)	1.39	%(4)
Net investment income	4.79	%(4)(7)	1.81	%(4)	1.47	%(4)	2.26	%(4)	2.15	%(4)	1.31	%(4)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Supplemental Data:
Net assets, end of period, in millions	$167		$183		$235		$262		$271		$601
Portfolio turnover rate	4	%(6)	11%		21%		27%		18%		39%

^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2012		2011		2010^		2009^		2008^		2007^
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.35		$15.40		$14.19		$12.75		$25.62		$20.69
Income (loss) from investment operations:
Net investment income(1)	0.29		0.16		0.17		0.18		0.28		0.12
Net realized and unrealized gain (loss)	0.25		(1.05)		1.24		2.17		(10.67)		4.90
Total income (loss) from investment operations	0.54		(0.89)		1.41		2.35		(10.39)		5.02
Less dividends and distributions from:
Net investment income	(0.18)		(0.16)		(0.20)		(0.18)		(0.15)		(0.09)
Net realized gain	—		—		—		(0.73)		(2.33)		—
Total dividends and distributions	(0.18)		(0.16)		(0.20)		(0.91)		(2.48)		(0.09)
Net asset value, end of period	$14.71		$14.35		$15.40		$14.19		$12.75		$25.62
Total Return(2)	3.88	%(6)	(5.86)%		9.96%		20.37%		(44.65)%		24.36%
Ratios to Average Net Assets(3):
Total expenses	2.31	%(4)(7)	2.24	%(4)	2.26	%(4)	2.28	%(4)	2.17	%(4)	2.16	%(4)
Net investment income	4.02	%(4)(7)	1.05	%(4)	0.71	%(4)	1.50	%(4)	1.41	%(4)	0.54	%(4)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$3,327		$3,562		$4,702		$5,781		$6,180		$15,316
Portfolio turnover rate	4	%(6)	11%		21%		27%		18%		39%

^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2012		2011		2010^		2009^		2008^		2007^
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$15.58		$16.72		$15.37		$13.86		$27.63		$22.29
Income (loss) from investment operations:
Net investment income(1)	0.39		0.35		0.25		0.31		0.54		0.39
Net realized and unrealized gain (loss)	0.27		(1.16)		1.44		2.37		(11.58)		5.25
Total income (loss) from investment operations	0.66		(0.81)		1.69		2.68		(11.04)		5.64
Less dividends and distributions from:
Net investment income	(0.36)		(0.33)		(0.34)		(0.44)		(0.40)		(0.30)
Net realized gain	—		—		—		(0.73)		(2.33)		—
Total dividends and distributions	(0.36)		(0.33)		(0.34)		(1.17)		(2.73)		(0.30)
Net asset value, end of period	$15.88		$15.58		$16.72		$15.37		$13.86		$27.63
Total Return(2)	4.45	%(6)	(4.98)%		11.11%		21.57%		(44.09)%		25.55%
Ratios to Average Net Assets(3):
Total expenses	1.31	%(4)(7)	1.24	%(4)	1.26	%(4)	1.28	%(4)	1.18	%(4)	1.16	%(4)
Net investment income	5.02	%(4)(7)	2.05	%(4)	1.71	%(4)	2.50	%(4)	2.47	%(4)	1.54	%(4)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$982		$808		$872		$1,069		$1,138		$4,773
Portfolio turnover rate	4	%(6)	11%		21%		27%		18%		39%

^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,						FOR THE PERIOD MARCH 31, 2008@@@
	APRIL 30, 2012								THROUGH
	(unaudited)		2011		2010^		2009^		OCTOBER 31, 2008^
	(unaudited)
Class R Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.93		$16.04		$14.77		$13.38		$20.84
Income (loss) from investment operations:
Net investment income(1)	0.33		0.25		0.19		0.24		0.34
Net realized and unrealized gain (loss)	0.27		(1.10)		1.36		2.26		(7.80)
Total income (loss) from investment operations	0.60		(0.85)		1.55		2.50		(7.46)
Less dividends and distributions from:
Net investment income	(0.28)		(0.26)		(0.28)		(0.38)		—
Net realized gain	—		—		—		(0.73)		—
Total dividends and distributions	(0.28)		(0.26)		(0.28)		(1.11)		—
Net asset value, end of period	$15.25		$14.93		$16.04		$14.77		$13.38
Total Return(2)	4.18	%(6)	(5.43)%		10.50%		20.94%		(35.80	)%(6)
Ratios to Average Net Assets(3):
Total expenses	1.81	%(4)(7)	1.74	%(4)	1.76	%(4)	1.78	%(4)	1.70	%(4)(7)
Net investment income	4.52	%(4)(7)	1.55	%(4)	1.21	%(4)	2.00	%(4)	3.01	%(4)(7)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)(7)
Supplemental Data:
Net assets, end of period, in thousands	$84		$81		$86		$80		$64
Portfolio turnover rate	4	%(6)	11%		21%		27%		18%

@@@  The date shares were first issued.

  ^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,						FOR THE PERIOD MARCH 31, 2008@@@
	APRIL 30, 2012								THROUGH
	(unaudited)		2011		2010^		2009^		OCTOBER 31, 2008^
	(unaudited)
Class W Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.95		$16.06		$14.79		$13.39		$20.84
Income (loss) from investment operations:
Net investment income(1)	0.34		0.28		0.20		0.26		0.36
Net realized and unrealized gain (loss)	0.27		(1.12)		1.37		2.27		(7.81)
Total income (loss) from investment operations	0.61		(0.84)		1.57		2.53		(7.45)
Less dividends and distributions from:
Net investment income	(0.30)		(0.27)		(0.30)		(0.40)		—
Net realized gain	—		—		—		(0.73)		—
Total dividends and distributions	(0.30)		(0.27)		(0.30)		(1.13)		—
Net asset value, end of period	$15.26		$14.95		$16.06		$14.79		$13.39
Total Return(2)	4.26	%(6)	(5.32)%		10.74%		21.09%		(35.75	)%(6)
Ratios to Average Net Assets(3):
Total expenses	1.66	%(4)(7)	1.59	%(4)	1.61	%(4)	1.63	%(4)	1.55	%(4)(7)
Net investment income	4.67	%(4)(7)	1.70	%(4)	1.36	%(4)	2.15	%(4)	3.15	%(4)(7)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)(7)
Supplemental Data:
Net assets, end of period, in thousands	$86		$84		$85		$78		$64
Portfolio turnover rate	4	%(6)	11%		21%		27%		18%

@@@  The date shares were first issued.

  ^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The   effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

U.S. Privacy Policy (unaudited)

An Important Notice Concerning Our U.S. Privacy Policy

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1. What Personal Information Do We Collect From You?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your

Morgan Stanley European Equity Fund Inc.

U.S. Privacy Policy (unaudited) continued

transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies.  We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.  We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

Morgan Stanley European Equity Fund Inc.

U.S. Privacy Policy (unaudited) continued

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4. How Can You Limit Our Sharing Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5. How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

Morgan Stanley European Equity Fund Inc.

U.S. Privacy Policy (unaudited) continued

•  Writing to us at the following address:
Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7. What if an affiliated company becomes a nonaffiliated third party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Morgan Stanley European Equity Fund Inc.

U.S. Privacy Policy (unaudited) continued

Special Notice to Residents of Vermont
The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

Special Notice to Residents of California
The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
June 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
June 19, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2012